Note 7 - Subordinated Notes Payable (Tables)	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2024	2023	2023

Issued March 2019, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of $5.0 million, $500,000 is held by related party (note 14), fixed effective interest rate of 10.41%, maturing March 2029.	$4,922	$4,919	$4,911

Issued April 2021, unsecured, non-viability contingent capital compliant, subordinated notes payable, principal amount of US $75.0 million, fixed effective interest rate of 5.38%, maturing May 2031.	98,433	101,931	97,854

	$103,355	$106,850	$102,765